UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JAMES MITAROTONDA
Address:  c/o BARINGTON COMPANIES ADVISORS LLC
          888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-11793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES MITAROTONDA
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ JAMES MITAROTONDA   New York, New York	  August 8, 2006
---------------------   ------------------	 ---------------
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $ 294,817 (in thousands)

                                                        Market
                                                         Value               SH/ PUT/ Investment  Other     Voting Authority
 Name of Issuer              Title of Class   CUSIP   (x $1,000)   Quantity  PRN CALL Discretion Managers   Sole    Shared None
 CONSOLIDATED TOMOKA LD CO   COM            210226106      21,190    384,300 SH        DEFINED     NONE     384,300      0    0
 FISHER COMMUNICATIONS INC   COM            337756209       9,309    220,959 SH        DEFINED     NONE     220,959      0    0
 FLORIDA EAST COAST INDS     COM            340632108      12,686    242,430 SH        DEFINED     NONE     242,430      0    0
 GRIFFON CORP                COM            398433102      12,116    464,226 SH        DEFINED     NONE     464,226      0    0
 INTERNATIONAL ALUM CORP     COM            458884103       5,658    148,907 SH        DEFINED     NONE     148,907      0    0
 LANCASTER COLONY CORP       COM            513837103      41,099  1,041,281 SH        DEFINED     NONE   1,041,281      0    0
 LONE STAR STEAKHOUSE SALOON COM            542307103      46,330  1,766,297 SH        DEFINED     NONE   1,766,297      0    0
 PEP BOYS MANNY MOE & JACK   COM            713278109      32,429  2,764,588 SH        DEFINED     NONE   2,764,588      0    0
 RAILAMERICA INC             COM            750753105       2,301    220,000 SH        DEFINED     NONE     220,000      0    0
 RED LION HOTELS CORP        COM            756764106       5,306    484,563 SH        DEFINED     NONE     484,563      0    0
 S1 CORP                     COM            78463B101       4,627    963,974 SH        DEFINED     NONE     963,974      0    0
 SAKS INC                    COM            79377W108       4,935    305,174 SH        DEFINED     NONE     305,174      0    0
 SCHULMAN A INC.             COM            808194104      32,770  1,431,612 SH        DEFINED     NONE   1,431,612      0    0
 STERIS CORP                 COM            859152100      24,109    192,150 SH        DEFINED     NONE     192,150      0    0
 STRIDE RITE CORP            COM            863314100      11,267  1,827,838 SH        DEFINED     NONE   1,827,838      0    0
 SYMS CORP                   COM            871551107       4,393    612,339 SH        DEFINED     NONE     612,339      0    0
 WARNACO GROUP, INC          COM NEW        934390402      24,292  1,300,451 SH        DEFINED     NONE   1,300,451      0    0
